UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                                                  -----------------------------
                                                          OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:      3235-0006
                                                  Expires:
                                                  Estimated average
                                                     burden hours per
                                                     response:..........24.7
                                                  -----------------------------

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [X];  Amendment Number: 2
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TCVF Management, L.L.C.
Address: 528 Ramona Street, Palo Alto, CA 94301

Form 13F File Number: 28-06209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Carla S. Newell
Title: Attorney-in-Fact
Phone: 650-614-8200

Signature, Place, and Date of Signing:

/s/ Carla S. Newell              Palo Alto, California            May 15, 2002
-----------------------          ---------------------         -----------------
    [Signature]                     [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None

Form 13F Information Table Entry Total:           22

Form 13F Information Table Value Total:      $23,490
                                            (thousands)

List of Other Included Managers:                None

                                                      FORM 13F INFORMATION TABLE

                                                       VALUE    SHARES/     SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP    (X$1000)  PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED     NONE
--------------------------- -------------- ---------  --------  --------    ---  ----  ------- --------  --------  ------   --------
724 Solutions                  Common      81788Q100      109     85,000     SH          Sole             85,000     0           0
Applied Materials, Inc.        Common      038222105    1,628     30,000     SH          Sole             30,000     0           0
CIENA Corporation              Common      171779101      540     60,000     SH          Sole             60,000     0           0
Comverse Technology, Inc.      Common      205862402      760     60,000     SH          Sole             60,000     0           0
Dell Computer Corporation      Common      247025109    1,044     40,000     SH          Sole             40,000     0           0
Documentum, Inc.               Common      256159104      255     10,000     SH          Sole             10,000     0           0
E.piphany, Inc.                Common      26881V100      756    100,000     SH          Sole            100,000     0           0
Intel Corporation              Common      458140100    1,368     45,000     SH          Sole             45,000     0           0
JABIL CIRCUIT, Inc.            Common      466313103      471     20,000     SH          Sole             20,000     0           0
Mercury Interactive Corp.      Common      589405109      753     20,000     SH          Sole             20,000     0           0
Microsoft Corporation          Common      594918104    3,619     60,000     SH          Sole             60,000     0           0
MOTOROLA INC.                  Common      620076109     1704    120,000     SH          Sole            120,000     0           0
NOKIA CORP.                    Common      654902204      415     20,000     SH          Sole             20,000     0           0
Openwave Systems, Inc.         Common      683718100      827    130,000     SH          Sole            130,000     0           0
QUALCOMM Incorporated          Common      747525103    2,258     60,000     SH          Sole             60,000     0           0
Rational Software Corporation  Common      75409P202      317     20,000     SH          Sole             20,000     0           0
RF Micro Devices, Inc.         Common      749941100    1,074     60,000     SH          Sole             60,000     0           0
SAP AG                         Common      803054204    3,348     90,000     SH          Sole             90,000     0           0
Sapient Corporation            Common      803062108      808    170,000     SH          Sole            170,000     0           0
Semtech Corporation            Common      816850101      730     20,000     SH          Sole             20,000     0           0
Silicon Laboratories, Inc.     Common      826919102      353     10,000     SH          Sole             10,000     0           0
Sun Microsystems, Inc.         Common      866810104      353     40,000     SH          Sole             40,000     0           0

                                            Total      23,490